REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,500,970	$ 0	$ 3,500,970	$ 0
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,533,377	0	1,533,377	0
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,967,593	$ 0	$ 1,967,593	$ 0